Recently Issued Accounting Standards	6 Months Ended
Jun. 30, 2016
Recently Issued Accounting Standards
Recently Issued Accounting Standards

NOTE C – Recently Issued Accounting Standards

The Company has implemented all new accounting pronouncements that are in effect and that may impact its consolidated financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.